JPMorgan Short Duration Core Plus Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 39.7%
Aerospace & Defense — 0.6%
Boeing Co. (The)
4.88%, 5/1/2025	11,520	11,413
2.20%, 2/4/2026	13,285	12,076
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	910	854
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	1,048	1,037
9.38%, 11/30/2029 (a)	329	346
TransDigm, Inc. 6.25%, 3/15/2026 (a)	1,196	1,190
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	803	821
6.25%, 9/15/2024 (a)	455	432
7.75%, 8/15/2025	350	300
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	956	607
		29,076
Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	2,925	2,837
5.75%, 4/20/2029 (a)	2,114	1,968
United Airlines, Inc. 4.38%, 4/15/2026 (a)	776	722
		5,527
Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	2,965	2,768
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	855	808
3.75%, 1/30/2031 (a)	1,227	1,028
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	2,485	2,336
Clarios Global LP 6.25%, 5/15/2026 (a)	1,232	1,220
Dana, Inc.
5.63%, 6/15/2028	425	391
4.50%, 2/15/2032	1,520	1,190
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,800	2,436
5.25%, 7/15/2031	480	411
Icahn Enterprises LP
6.25%, 5/15/2026	560	553
5.25%, 5/15/2027	1,230	1,133
		14,274
Automobiles — 0.6%
Hyundai Capital America
2.38%, 2/10/2023 (a)	4,375	4,348
5.75%, 4/6/2023 (a)	6,455	6,463
3.00%, 2/10/2027 (a)	4,606	4,090
Mercedes-Benz Finance North America LLC (Germany) 3.35%, 2/22/2023 (a)	150	149

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
Stellantis Finance US, Inc. 1.71%, 1/29/2027 (a)	12,150	10,494
Volkswagen Group of America Finance LLC (Germany) 4.25%, 11/13/2023 (a)	1,605	1,587
		27,131
Banks — 15.1%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	16,158	15,507
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	1,520	1,463
ANZ New Zealand Int'l Ltd. (New Zealand) 3.40%, 3/19/2024 (a)	560	548
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	9,310	8,877
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	17,400	15,575
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,137
Banco Santander SA (Spain)
3.85%, 4/12/2023	6,000	5,968
2.75%, 5/28/2025	3,200	3,007
5.15%, 8/18/2025	3,200	3,180
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	16,000	13,708
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.17%, 3/24/2028 (b)	7,600	7,044
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	9,280	9,269
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (b)	7,825	7,251
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	11,829	10,365
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	9,600	9,929
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	18,735	15,536
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	27,945	24,036
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (a) (b)	7,170	6,748
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	15,140	13,904
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	4,862	4,223
Citigroup, Inc.
(SOFR + 0.67%), 0.98%, 5/1/2025 (b)	9,185	8,569
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	12,730	12,075
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	25,390	25,479
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	8,730	7,615
Citizens Bank NA (SOFR + 2.00%), 4.57%, 8/9/2028 (b)	9,600	9,318
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	24,035	23,053
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	19,033	17,247
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	12,715	11,040
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	11,650	11,647
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (b)	4,000	3,874
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	9,028	8,305
(SOFR + 1.40%), 2.63%, 11/7/2025 (b)	852	792
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	6,255	5,621
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	13,295	12,666
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	14,980	12,912
(SOFR + 2.61%), 5.21%, 8/11/2028 (b)	13,450	12,979

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
ING Groep NV (Netherlands)
3.55%, 4/9/2024	475	465
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	6,355	5,610
(SOFR + 1.83%), 4.02%, 3/28/2028 (b)	10,450	9,751
Lloyds Banking Group plc (United Kingdom)
4.65%, 3/24/2026	22,800	21,681
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	11,310	10,973
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	11,845	10,302
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (b)	11,000	10,946
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	23,520	23,109
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	14,165	12,253
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	17,930	17,714
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (b)	8,555	8,466
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	9,818	8,406
Santander UK Group Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024 (b)	10,000	9,978
(ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024 (b)	13,415	13,164
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	11,070	10,271
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	7,000	6,148
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	9,665	9,764
Societe Generale SA (France)
2.63%, 10/16/2024 (a)	10,975	10,338
4.25%, 4/14/2025 (a)	15,794	15,089
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	3,530	3,232
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	15,685	13,345
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (b)	20,000	19,854
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (a) (b)	5,865	6,050
Sumitomo Mitsui Financial Group, Inc. (Japan) 4.44%, 4/2/2024 (a)	26,630	26,148
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	14,430	12,698
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	5,410	4,584
Wells Fargo & Co.
(SOFR + 1.09%), 2.41%, 10/30/2025 (b)	2,600	2,450
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	5,080	4,736
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	7,150	6,660
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	14,215	13,927
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	12,760	11,853
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	8,995	8,182
		710,614
Beverages — 0.0% ^
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	1,458	1,303

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	2,265	1,019
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	1,725	1,450
		2,469
Building Products — 0.2%
Griffon Corp. 5.75%, 3/1/2028	2,320	2,158
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	1,540	1,206
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	1,980	1,668
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	1,734	1,572
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,675	1,546
		8,150
Capital Markets — 4.7%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	411	240
3.63%, 10/1/2031 (a)	411	222
Credit Suisse Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (b)	250	243
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	15,000	13,288
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	14,765	11,611
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	11,880	11,398
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	5,250	4,595
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	10,850	9,063
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (b)	13,325	13,128
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	12,799	11,205
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	29,050	25,917
Macquarie Group Ltd. (Australia)
(SOFR + 2.21%), 5.11%, 8/9/2026 (a) (b)	10,000	9,917
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	5,680	4,911
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	10,310	8,767
Morgan Stanley
(SOFR + 0.62%), 0.73%, 4/5/2024 (b)	17,970	17,613
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)	1,885	1,872
(SOFR + 0.72%), 0.98%, 12/10/2026 (b)	7,750	6,797
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	18,405	16,014
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	9,600	9,944
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	17,065	14,884
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	7,852	7,617
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	2,865	2,491
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	7,500	7,254
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	13,560	11,652
		220,643
Chemicals — 0.6%
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	835	766
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (c)	3,250	2,754

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Celanese US Holdings LLC
5.90%, 7/5/2024	6,010	5,973
6.05%, 3/15/2025	6,409	6,377
Chemours Co. (The)
5.38%, 5/15/2027	726	657
5.75%, 11/15/2028 (a)	1,836	1,612
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,550	1,325
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,785	1,587
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	1,528	1,372
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	896	815
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	2,823	2,308
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	1,368	1,096
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	824	738
5.63%, 8/15/2029 (a)	497	410
		27,790
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	2,330	1,947
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	1,995	1,678
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,030	963
Bidvest Group UK plc (The) (South Africa) 3.63%, 9/23/2026 (a)	2,000	1,777
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	1,515	1,361
9.50%, 11/1/2027 (a)	745	689
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028 (a)	2,975	2,552
Madison IAQ LLC 4.13%, 6/30/2028 (a)	3,240	2,802
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	1,959	1,939
Stericycle, Inc. 3.88%, 1/15/2029 (a)	654	569
		16,277
Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (a)	3,325	3,217
8.25%, 3/1/2027 (a)	905	777
4.75%, 9/1/2029 (a)	506	426
		4,420
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,840	1,580
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,031
Weekley Homes LLC 4.88%, 9/15/2028 (a)	1,705	1,382
		3,993
Consumer Finance — 2.2%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025	155	148
6.50%, 7/15/2025	12,075	12,199
1.75%, 1/30/2026	7,120	6,282

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
2.45%, 10/29/2026	13,070	11,492
American Express Co.
3.40%, 2/27/2023	265	264
3.70%, 8/3/2023	35	35
(ICE LIBOR USD 3 Month + 0.75%), 5.21%, 8/3/2023 (b)	35	35
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	3,926	3,830
5.50%, 1/15/2026 (a)	5,000	4,736
Capital One Financial Corp.
3.90%, 1/29/2024	2,405	2,370
(SOFR + 2.16%), 4.98%, 7/24/2026 (b)	16,370	16,227
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	10,440	9,060
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	1,710	1,627
4.13%, 8/17/2027	4,430	4,042
5.11%, 5/3/2029	3,940	3,673
4.00%, 11/13/2030	1,220	1,032
General Motors Financial Co., Inc. 1.05%, 3/8/2024	5,395	5,104
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (Cash), 9/15/2024 (a) (d)	1,207	989
Navient Corp. 5.88%, 10/25/2024	525	510
OneMain Finance Corp. 7.13%, 3/15/2026	2,553	2,473
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	17,252	16,998
		103,126
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (a)	400	385
4.13%, 8/15/2026 (a)	1,550	1,364
5.25%, 8/15/2027 (a)	2,440	1,845
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	2,830	2,229
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,700	1,437
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	2,925	2,543
LABL, Inc. 6.75%, 7/15/2026 (a)	1,755	1,676
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	1,170	1,154
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,000	1,924
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	1,765	1,659
		16,216
Diversified Consumer Services — 0.0% ^
Service Corp. International 3.38%, 8/15/2030	705	587
Diversified Financial Services — 0.4%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	2,165	2,047
3.85%, 6/15/2025 (a)	14,380	13,705
Fondo MIVIVIENDA SA (Peru) 4.63%, 4/12/2027 (a)	1,350	1,250
		17,002

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — 0.6%
Altice France Holding SA (Luxembourg) 6.00%, 2/15/2028 (a)	1,805	1,210
Altice France SA (France) 5.50%, 10/15/2029 (a)	1,197	960
CCO Holdings LLC
5.13%, 5/1/2027 (a)	4,378	4,144
5.00%, 2/1/2028 (a)	1,363	1,253
4.25%, 2/1/2031 (a)	4,796	3,893
4.75%, 2/1/2032 (a)	615	514
4.50%, 6/1/2033 (a)	2,720	2,159
4.25%, 1/15/2034 (a)	1,565	1,219
ESC Co., Intelsat Jackson Holdings, Ltd. 5.50%, 8/1/2023 ‡ (f)	1,590	—
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	1,489	1,417
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	973	895
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	1,230	1,052
4.00%, 2/15/2027 (a)	6,409	5,464
Sprint Capital Corp. 8.75%, 3/15/2032	800	956
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	2,380	1,955
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	975	901
		27,992
Electric Utilities — 1.4%
Ausgrid Finance Pty. Ltd. (Australia) 3.85%, 5/1/2023 (a)	6,087	6,043
Edison International 2.95%, 3/15/2023	5,410	5,380
Eskom Holdings SOC Ltd. (South Africa)
6.75%, 8/6/2023 (c)	4,200	4,095
7.13%, 2/11/2025 (c)	1,000	936
Evergy, Inc. 2.45%, 9/15/2024	1,300	1,233
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	12,454
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	20
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,266
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	222
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	10,148	9,807
5.75%, 1/15/2028	1,400	1,340
5.25%, 6/15/2029 (a)	1,185	1,092
PG&E Corp. 5.00%, 7/1/2028	1,639	1,512
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	18,840	17,224
5.63%, 2/15/2027 (a)	1,200	1,161
4.38%, 5/1/2029 (a)	367	328
		64,113
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	3,631	2,985
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	675	649
Oceaneering International, Inc. 4.65%, 11/15/2024	2,205	2,137
		5,771

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.3%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	2,300	1,837
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	2,735	2,468
Warnermedia Holdings, Inc. 3.76%, 3/15/2027 (a)	10,000	9,113
		13,418
Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.
3.00%, 6/15/2023	110	109
2.75%, 1/15/2027	3,000	2,715
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	1,441	1,355
RHP Hotel Properties LP 4.75%, 10/15/2027	1,464	1,337
		5,516
Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	5,153	4,767
3.50%, 3/15/2029 (a)	258	215
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	755	728
Rite Aid Corp. 8.00%, 11/15/2026 (a)	2,309	1,437
		7,147
Food Products — 0.8%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	10,338	9,412
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	3,004	2,635
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	14,555	12,542
4.90%, 4/21/2027 (a)	13,020	12,178
		36,767
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,806	1,553
5.25%, 10/1/2029 (a)	1,812	1,477
		3,030
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	610	574
5.00%, 4/15/2029 (a)	100	92
Aetna, Inc. 2.80%, 6/15/2023	60	59
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	2,398	2,035
6.00%, 1/15/2029 (a)	1,644	1,372
5.25%, 5/15/2030 (a)	1,439	1,097
4.75%, 2/15/2031 (a)	3,390	2,484
DaVita, Inc. 4.63%, 6/1/2030 (a)	2,575	2,084
Elevance Health, Inc. 2.95%, 12/1/2022	75	75
Encompass Health Corp.
4.75%, 2/1/2030	2,255	2,001
4.63%, 4/1/2031	915	790

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Highmark, Inc. 1.45%, 5/10/2026 (a)	13,265	11,718
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	2,906	2,758
6.25%, 2/1/2027 (a)	1,371	1,313
4.63%, 6/15/2028 (a)	455	407
4.25%, 6/1/2029 (a)	923	801
		29,660
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	1,304	1,164
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	2,065	1,838
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	956	945
Carnival Corp.
9.88%, 8/1/2027 (a)	2,081	2,031
4.00%, 8/1/2028 (a)	1,083	902
6.00%, 5/1/2029 (a)	1,119	794
Cedar Fair LP 5.25%, 7/15/2029	1,665	1,454
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (c)	5,000	4,425
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,030	914
4.00%, 5/1/2031 (a)	126	106
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	390	342
4.50%, 6/15/2029 (a)	1,805	1,521
MGM Resorts International
5.75%, 6/15/2025	629	614
5.50%, 4/15/2027	1,192	1,124
Royal Caribbean Cruises Ltd.
8.25%, 1/15/2029 (a)	647	657
9.25%, 1/15/2029 (a)	647	662
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	1,311	1,184
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,850	1,632
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	390	374
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	454	455
5.13%, 10/1/2029 (a)	1,900	1,651
Yum! Brands, Inc. 4.63%, 1/31/2032	748	662
		25,451
Household Durables — 0.4%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	1,860	1,648
Lennar Corp. 5.25%, 6/1/2026	2,965	2,931
PulteGroup, Inc. 5.50%, 3/1/2026	9,819	9,869
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	2,880	2,388
		16,836
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	1,010	928

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Products — continued
4.13%, 10/15/2030	1,256	1,046
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,350	1,177
4.38%, 3/31/2029 (a)	2,130	1,812
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	840	717
5.50%, 7/15/2030 (a)	1,367	1,171
		6,851
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
4.50%, 2/15/2028 (a)	580	531
5.13%, 3/15/2028 (a)	1,510	1,352
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (c)	1,445	1,304
		3,187
Insurance — 0.4%
Athene Global Funding
1.45%, 1/8/2026 (a)	6,929	6,103
2.95%, 11/12/2026 (a)	7,071	6,359
Reliance Standard Life Global Funding II
2.15%, 1/21/2023 (a)	4,505	4,485
3.85%, 9/19/2023 (a)	45	45
		16,992
Internet & Direct Marketing Retail — 0.1%
B2W Digital Lux SARL (Brazil) 4.38%, 12/20/2030 (c)	4,300	2,654
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	805	496
		3,150
IT Services — 0.1%
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	1,100	905
6.13%, 12/1/2028 (a)	970	779
Block, Inc.
2.75%, 6/1/2026	419	374
3.50%, 6/1/2031	404	328
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	1,233	1,151
		3,537
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	1,000	760
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	877	763
Machinery — 0.0% ^
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	1,350	1,225
Media — 1.0%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	900	734

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.75%, 8/15/2029 (a)	1,363	1,115
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	3,610	3,111
7.75%, 4/15/2028 (a)	832	620
CSC Holdings LLC 6.50%, 2/1/2029 (a)	5,165	4,707
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	977	159
Directv Financing LLC 5.88%, 8/15/2027 (a)	2,101	1,928
DISH DBS Corp.
5.88%, 11/15/2024	1,524	1,448
7.75%, 7/1/2026	7,455	6,244
5.25%, 12/1/2026 (a)	3,435	2,949
5.75%, 12/1/2028 (a)	1,045	848
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,393	1,826
Gray Television, Inc. 7.00%, 5/15/2027 (a)	350	322
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,315	1,244
8.38%, 5/1/2027	1,990	1,771
5.25%, 8/15/2027 (a)	430	383
News Corp. 3.88%, 5/15/2029 (a)	428	380
Nexstar Media, Inc. 4.75%, 11/1/2028 (a)	1,705	1,517
Outfront Media Capital LLC 6.25%, 6/15/2025 (a)	382	380
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	1,315	1,074
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	455	405
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	1,495	1,249
4.13%, 12/1/2030 (a)	1,045	801
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a)	3,583	3,167
5.50%, 7/1/2029 (a)	3,420	3,184
Stagwell Global LLC 5.63%, 8/15/2029 (a)	2,103	1,803
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	800	644
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	2,465	2,098
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	823	787
		46,898
Metals & Mining — 0.3%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	925	887
6.13%, 5/15/2028 (a)	2,150	2,087
Arconic Corp. 6.13%, 2/15/2028 (a)	1,008	946
ATI, Inc. 5.88%, 12/1/2027	2,200	2,050
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	771	773
5.88%, 6/1/2027	670	634
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (c)	3,150	2,981
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	1,835	1,679

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	1,760	1,548
Novelis Corp. 4.75%, 1/30/2030 (a)	1,690	1,503
		15,088
Multiline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	3,000	2,889
Nordstrom, Inc. 2.30%, 4/8/2024	2,070	1,947
		4,836
Multi-Utilities — 0.1%
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (c)	580	445
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	3,864
		4,309
Oil, Gas & Consumable Fuels — 2.2%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	16,355	14,399
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	730	745
5.38%, 6/15/2029 (a)	762	703
Antero Resources Corp. 7.63%, 2/1/2029 (a)	675	689
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	3,088	2,982
Azure Power Energy Ltd. (India) 3.58%, 8/19/2026 (a)	1,861	1,396
Buckeye Partners LP
4.13%, 3/1/2025 (a)	260	250
4.13%, 12/1/2027	530	469
4.50%, 3/1/2028 (a)	725	643
Cheniere Energy Partners LP 4.50%, 10/1/2029	869	798
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	1,764	1,749
CNX Resources Corp. 7.25%, 3/14/2027 (a)	180	179
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,411	2,355
Crestwood Midstream Partners LP 5.75%, 4/1/2025	2,350	2,291
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	2,721	2,397
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	2,000	1,864
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (c)	1,744	1,685
4.88%, 3/30/2026 (c)	1,363	1,268
Energy Transfer LP 4.05%, 3/15/2025	4,000	3,884
EQM Midstream Partners LP
4.50%, 1/15/2029 (a)	1,252	1,100
4.75%, 1/15/2031 (a)	527	444
Genesis Energy LP
6.50%, 10/1/2025	620	597
6.25%, 5/15/2026	1,923	1,782
7.75%, 2/1/2028	222	212
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	14,782	13,411
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	3,954	3,375
Gulfport Energy Corp.
8.00%, 5/17/2026	23	23
8.00%, 5/17/2026 (a)	514	512

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Gulfport Energy Operating Corp.
6.63%, 5/1/2023 ‡ (f)	660	1
6.00%, 10/15/2024 ‡ (f)	1,080	1
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (c)	1,200	1,176
6.50%, 6/30/2027 (c)	1,850	1,803
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	1,640	1,481
NuStar Logistics LP
5.63%, 4/28/2027	960	903
6.38%, 10/1/2030	172	160
Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.63%, 11/7/2024 (c)	1,000	1,009
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (c)	2,300	1,897
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	1,800	1,689
4.50%, 1/23/2026	3,800	3,420
6.88%, 8/04/2026	3,950	3,733
6.49%, 1/23/2027	3,200	2,895
Range Resources Corp. 4.75%, 2/15/2030 (a)	680	610
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	13,576	13,771
Southwestern Energy Co.
5.38%, 2/1/2029	815	769
4.75%, 2/1/2032	337	295
Sunoco LP 4.50%, 5/15/2029	1,815	1,572
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	1,164	1,179
6.00%, 12/31/2030 (a)	1,170	1,059
		101,625
Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	2,569	2,421
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	1,764	1,389
		3,810
Pharmaceuticals — 0.3%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	4,880	3,164
Bausch Health Cos., Inc.
5.75%, 8/15/2027 (a)	2,645	1,719
5.00%, 1/30/2028 (a)	4,019	1,645
4.88%, 6/1/2028 (a)	6,083	3,726
5.25%, 1/30/2030 (a)	208	87
5.25%, 2/15/2031 (a)	420	176
Organon & Co.
4.13%, 4/30/2028 (a)	425	382
5.13%, 4/30/2031 (a)	537	477
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (e)	3,220	2,423
		13,799
Real Estate Management & Development — 0.1%
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,270	1,031

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — continued
Realogy Group LLC 5.75%, 1/15/2029 (a)	905	692
Vanke Real Estate Hong Kong Co. Ltd. (China) 3.98%, 11/9/2027 (c)	2,600	2,026
		3,749
Road & Rail — 0.6%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	1,810	1,674
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	2,730	2,368
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (a)	28,075	24,226
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	1,450	1,459
		29,727
Semiconductors & Semiconductor Equipment — 0.5%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	2,210	2,031
Broadcom Corp. 3.88%, 1/15/2027	3,020	2,859
Entegris, Inc. 4.38%, 4/15/2028 (a)	1,145	1,012
Microchip Technology, Inc. 4.25%, 9/1/2025	20,000	19,455
		25,357
Software — 0.1%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	1,860	1,672
NCR Corp.
5.75%, 9/1/2027 (a)	1,950	1,896
5.13%, 4/15/2029 (a)	1,653	1,422
		4,990
Specialty Retail — 0.3%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	1,340	1,212
Bath & Body Works, Inc.
5.25%, 2/1/2028	430	396
7.50%, 6/15/2029	895	898
6.88%, 11/1/2035	1,190	1,077
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,585	1,218
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,785	1,514
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	849	785
3.88%, 6/1/2029 (a)	1,030	864
Penske Automotive Group, Inc. 3.75%, 6/15/2029	1,100	926
PetSmart, Inc. 4.75%, 2/15/2028 (a)	3,381	3,089
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	1,815	1,622
Staples, Inc.
7.50%, 4/15/2026 (a)	1,902	1,697
10.75%, 4/15/2027 (a)	750	548
		15,846
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman 4.13%, 1/15/2031	1,060	829
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	890	854

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Thrifts & Mortgage Finance — 1.3%
BPCE SA (France)
(ICE LIBOR USD 3 Month + 1.24%), 4.48%, 9/12/2023 (a) (b)	250	250
4.63%, 7/11/2024 (a)	7,000	6,799
2.38%, 1/14/2025 (a)	2,925	2,713
4.50%, 3/15/2025 (a)	14,422	13,816
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	18,268	16,080
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	2,250	2,045
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (b)	1,000	992
4.00%, 9/14/2026 (a)	17,858	16,312
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	778
3.63%, 3/1/2029 (a)	1,990	1,602
		61,387
Tobacco — 0.3%
BAT Capital Corp. (United Kingdom)
2.79%, 9/6/2024	9,615	9,192
4.70%, 4/2/2027	2,760	2,661
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	5,320	4,716
		16,569
Trading Companies & Distributors — 0.8%
Air Lease Corp.
2.30%, 2/1/2025	12,700	11,822
3.38%, 7/1/2025	3,960	3,737
2.88%, 1/15/2026	7,365	6,784
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	4,935	4,832
1.95%, 1/30/2026 (a)	11,621	10,137
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	795	752
United Rentals North America, Inc.
4.88%, 1/15/2028	614	589
5.25%, 1/15/2030	500	471
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	739	748
		39,872
Wireless Telecommunication Services — 0.1%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,811	1,684
Kenbourne Invest SA (Chile) 6.88%, 11/26/2024 (c)	2,547	2,348
Vodafone Group plc (United Kingdom) 4.13%, 5/30/2025	135	133
		4,165
Total Corporate Bonds (Cost $2,080,353)		1,874,474
Asset-Backed Securities — 18.7%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	8,086	7,839
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (a)	2,818	2,475
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	20,613	17,441

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Credit Acceptance Receivables Trust
Series 2019-1, Class E, 4.84%, 4/14/2025 (a)	5,500	5,485
Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	492	488
Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	577	569
Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	3,340	3,231
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	7,550	7,376
Series 2020-3, Class E, 3.88%, 8/13/2026 (a)	5,700	5,503
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	5,614	5,297
Series 2021-1, Class E, 2.29%, 3/15/2027 (a)	8,040	7,569
Series 2021-2, Class D, 1.34%, 7/13/2027 (a)	8,400	7,906
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	2,450	2,478
Americredit Automobile Receivables Trust Series 2019-1, Class C, 3.36%, 2/18/2025	466	464
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 ‡ (a) (g)	581	470
Series 2021-SFR2, Class C, 1.88%, 8/17/2038 ‡ (a)	2,853	2,417
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 ‡ (a)	2,700	2,265
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 ‡ (a)	5,500	4,607
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 ‡ (a)	1,821	1,530
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 ‡ (a)	3,210	2,895
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	1,468	1,383
Series 2021-A, Class B, 2.40%, 7/17/2046 ‡ (a)	2,187	1,838
AREIT Trust Series 2021-CRE5, Class C, 6.16%, 11/17/2038 ‡ (a) (g)	20,131	19,020
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 5.40%, 4/22/2031 (a) (g)	5,550	5,400
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	2,611	2,367
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	9,127	7,944
BXMT Ltd.
Series 2021-FL4, Class A, 4.93%, 5/15/2038 (a) (g)	3,000	2,942
Series 2021-FL4, Class C, 5.63%, 5/15/2038 ‡ (a) (g)	1,750	1,605
CarNow Auto Receivables Trust
Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	2,154	2,087
Series 2021-2A, Class D, 2.25%, 3/15/2027 (a)	7,190	6,528
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	6,145	5,864
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	1,489	1,392
Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (a)	1,500	1,367
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	1,821	1,780
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	4,200	4,084
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (g)	3,559	3,316
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 ‡ (a)	2,280	1,904
CIFC Funding Ltd. (Cayman Islands) Series 2012-2RA, Class A1, 5.04%, 1/20/2028 (a) (g)	427	422
CIG Auto Receivables Trust Series 2020-1A, Class B, 1.55%, 1/13/2025 (a)	921	920
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	3,100	2,858
CPS Auto Receivables Trust
Series 2018-B, Class E, 5.61%, 12/16/2024 (a)	4,679	4,673
Series 2019-B, Class E, 5.00%, 3/17/2025 (a)	6,500	6,471

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2018-D, Class E, 5.82%, 6/16/2025 (a)	12,215	12,187
Series 2019-D, Class E, 3.86%, 10/15/2025 (a)	13,013	12,627
Series 2020-A, Class E, 4.09%, 12/15/2025 (a)	2,000	1,945
Series 2019-A, Class E, 5.81%, 3/16/2026 (a)	8,750	8,709
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	3,500	3,385
Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	2,875	2,713
Series 2020-C, Class E, 4.22%, 5/17/2027 (a)	18,450	17,533
Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	10,720	10,268
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	15,550	14,038
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	11,479	10,160
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class B, 1.26%, 4/15/2030 (a)	6,000	5,444
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,243
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	2,500	2,223
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (a)	404	400
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	9,333	8,050
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (a)	529	481
Drive Auto Receivables Trust Series 2019-3, Class C, 2.90%, 8/15/2025	26	26
DRIVEN BRANDS FUNDING LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	11,173	8,855
DT Auto Owner Trust
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	1,750	1,626
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	1,567	1,436
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	3,611	3,328
Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	10,000	9,564
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	18,750	16,353
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	7,714	6,756
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (a)	3,614	3,211
Exeter Automobile Receivables Trust
Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	3,385	3,377
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	455	446
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	4,203	3,962
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	810	775
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	13,000	12,574
Series 2021-1A, Class D, 1.08%, 11/16/2026	5,391	4,995
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	865	835
Series 2021-2A, Class D, 1.40%, 4/15/2027	13,533	12,173
Series 2021-4A, Class D, 1.96%, 1/17/2028	15,065	13,635
First Investors Auto Owner Trust Series 2021-1A, Class C, 1.17%, 3/15/2027 (a)	2,250	2,121
FirstKey Homes Trust Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 ‡ (a)	6,000	5,124
Flagship Credit Auto Trust Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	4,361	3,930
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	10,545	9,433
FREED ABS Trust
Series 2019-2, Class C, 4.86%, 11/18/2026 ‡ (a)	2,188	2,185
Series 2021-1CP, Class B, 1.41%, 3/20/2028 ‡ (a)	671	664
Series 2021-3FP, Class B, 1.01%, 11/20/2028 ‡ (a)	2,740	2,701
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	5,630
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 ‡ (a)	3,750	3,126

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 5.27%, 7/24/2030 (a) (g)	3,740	3,681
Series 2013-15A, Class ARR, 5.05%, 10/15/2030 (a) (g)	15,398	15,165
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class B, 2.78%, 9/16/2024 (a)	50	50
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,000	2,843
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	9,800	8,734
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	14,361	13,208
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 ‡ (a)	9,735	7,960
Series 2021-3, Class E1, 3.20%, 1/17/2041 ‡ (a)	468	386
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	7,448	7,075
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (a)	4,708	4,621
Series 2022-A, Class C, 2.82%, 6/15/2029 ‡ (a)	11,700	10,863
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	10,547	10,383
Series 2020-REV1, Class B, 4.49%, 10/15/2028 ‡ (a)	10,356	10,046
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	1,892	1,781
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	10,749	10,399
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,232
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	3,683
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	5,878
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	728	705
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	9,630	9,134
Series 2021-1A, Class B, 2.33%, 3/20/2026 (a)	2,000	1,846
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 4.84%, 8/25/2034 ‡ (g)	214	206
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 ‡ (a)	2,730	2,358
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 5.33%, 7/25/2030 (a) (g)	7,580	7,471
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (a)	2,416	2,306
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	11,439	10,119
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	6,845	6,028
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	4,346	3,985
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	4,384	3,813
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	2,816	2,763
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	10,478	9,854
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	2,499	2,428
Pawneee Equipment Receivables LLC Series 2021-1, Class B, 1.82%, 7/15/2027 ‡ (a)	2,066	1,864
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 5.55%, 4/14/2038 ‡ (a) (g)	3,333	3,086
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (e)	3,932	3,510
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (e)	9,627	8,898
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (g)	4,867	4,271

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (e)	5,593	5,152
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (a) (e)	8,832	7,924
Progress Residential Series 2021-SFR1, Class D, 1.81%, 4/17/2038 ‡ (a)	3,171	2,653
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 ‡ (a)	6,250	5,207
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (a)	12,500	10,305
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,141
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	1,500	1,347
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	2,390	2,165
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (a)	2,250	2,193
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (a)	700	639
Series 2021-1A, Class C, 1.79%, 11/20/2037 ‡ (a)	622	568
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 5.32%, 1/20/2032 (a) (g)	14,340	14,038
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	4,315	3,712
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 5.01%, 7/15/2030 (a) (g)	9,947	9,790
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	1,587	1,558
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 ‡ (a)	3,760	3,155
United Auto Credit Securitization Trust Series 2021-1, Class D, 1.14%, 6/10/2026 (a)	13,000	12,485
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	2,494	2,368
Series 2021-ST7, Class A, 1.85%, 9/20/2029 (a)	3,190	2,964
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	8,079	7,641
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	8,423	7,879
Upstart Securitization Trust
Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	135	134
Series 2021-2, Class A, 0.91%, 6/20/2031 (a)	897	878
Series 2021-2, Class B, 1.75%, 6/20/2031 ‡ (a)	6,943	6,558
Series 2021-4, Class B, 1.84%, 9/20/2031 ‡ (a)	8,998	8,070
Series 2021-5, Class B, 2.49%, 11/20/2031 ‡ (a)	13,000	11,548
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	717	715
Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	2,686	2,635
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	677	638
VCAT LLC
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	9,057	8,089
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 ‡ (a) (e)	6,973	6,263
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 5.37%, 4/20/2032 (a) (g)	11,936	11,617
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (e)	3,887	3,446
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 ‡ (a) (e)	6,657	6,100
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 ‡ (a) (e)	3,715	3,466
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 ‡ (a) (e)	4,885	4,477
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (e)	3,396	3,007
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (a) (e)	11,129	9,964
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (e)	7,740	6,850
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (e)	6,810	6,342
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (e)	4,848	4,314

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (e)	5,747	5,126
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	739	718
Westlake Automobile Receivables Trust
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	1,700	1,674
Series 2020-3A, Class D, 1.65%, 2/17/2026 (a)	13,000	12,140
Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	2,000	1,974
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	5,000	4,511
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	15,000	13,064
Total Asset-Backed Securities (Cost $960,631)		882,552
U.S. Treasury Obligations — 12.4%
U.S. Treasury Notes
3.25%, 8/31/2024	1,420	1,391
2.88%, 6/15/2025	116,520	112,915
3.00%, 7/15/2025	264,192	256,555
3.50%, 9/15/2025	31,001	30,502
4.50%, 11/15/2025	42,659	43,139
0.75%, 3/31/2026	7,470	6,718
1.50%, 1/31/2027	30,220	27,425
1.88%, 2/28/2027	8,285	7,630
2.50%, 3/31/2027	12,235	11,554
2.75%, 4/30/2027	2,650	2,528
3.25%, 6/30/2027	3,140	3,058
2.75%, 7/31/2027	36,395	34,678
4.13%, 10/31/2027	5,254	5,322
1.25%, 9/30/2028	17,580	15,242
2.38%, 3/31/2029	29,300	26,964
2.38%, 5/15/2029	985	906
Total U.S. Treasury Obligations (Cost $604,915)		586,527
Mortgage-Backed Securities — 11.1%
FHLMC Pool # 841360 ARM, 2.78%, 11/1/2046 (g)	25,464	25,365
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	2,514	2,436
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	34	32
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	184	185
FHLMC UMBS, 10 Year
Pool # RD5034, 2.00%, 9/1/2030	28,701	26,802
Pool # RD5053, 2.00%, 3/1/2031	18,305	17,038
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	2,565	2,474
Pool # SB0661, 2.50%, 4/1/2037	42,328	39,219
Pool # SB0725, 4.00%, 8/1/2037	23,388	22,924
Pool # SB8184, 4.00%, 10/1/2037	12,473	12,201
FHLMC UMBS, 30 Year
Pool # ZS9524, 3.50%, 1/1/2044	11,682	11,012
Pool # SD0057, 3.50%, 5/1/2048	4,757	4,483
Pool # ZT1703, 4.00%, 1/1/2049	13,340	12,906

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SD8231, 4.50%, 7/1/2052	80	78
Pool # SD8233, 5.00%, 7/1/2052	8,224	8,190
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	4,137	4,001
Pool # AL9552, 3.50%, 8/1/2031	282	277
Pool # AS9697, 3.50%, 5/1/2032	94	91
Pool # MA4361, 2.50%, 6/1/2036	9,209	8,536
Pool # FS1563, 2.50%, 7/1/2036	4,014	3,720
Pool # FS2930, 4.00%, 9/1/2037	13,444	13,162
Pool # MA4776, 4.00%, 10/1/2037	9,635	9,425
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	161	155
Pool # MA1527, 3.00%, 8/1/2033	104	99
Pool # MA1921, 3.50%, 6/1/2034	5,398	5,212
Pool # CA1791, 3.50%, 2/1/2038	10,036	9,666
Pool # FM3075, 3.50%, 11/1/2039	27,685	26,663
Pool # CA8310, 2.50%, 12/1/2040	14,660	13,026
FNMA UMBS, 30 Year
Pool # AB1463, 4.00%, 9/1/2040	5,917	5,797
Pool # FM2972, 4.00%, 12/1/2044	30,419	29,713
Pool # AL7453, 4.00%, 2/1/2045	3,967	3,928
Pool # AS7039, 4.50%, 4/1/2046	825	826
Pool # FS2237, 4.00%, 10/1/2046	59,102	57,605
Pool # FS1847, 4.00%, 1/1/2049	9,187	8,897
Pool # FS1891, 4.00%, 1/1/2050	30,488	29,244
Pool # FS0085, 4.00%, 11/1/2050	16,088	15,545
Pool # MA4842, 5.50%, 12/1/2052	8,750	8,867
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	9,394	9,074
Pool # BF0144, 3.50%, 10/1/2056	5,532	5,094
Pool # BF0184, 4.00%, 2/1/2057	2,858	2,761
Pool # BF0263, 3.50%, 5/1/2058	5,748	5,327
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	25,662	25,148
Pool # MA8429, 5.50%, 11/20/2052	34,900	35,342
Total Mortgage-Backed Securities (Cost $545,034)		522,546
Commercial Mortgage-Backed Securities — 7.2%
Ashford Hospitality Trust Series 2018-KEYS, Class B, 5.32%, 6/15/2035 ‡ (a) (g)	600	566
BHMS Series 2018-ATLS, Class A, 5.13%, 7/15/2035 (a) (g)	500	479
BX
Series 2021-MFM1, Class D, 5.37%, 1/15/2034 ‡ (a) (g)	2,000	1,863
Series 2021-MFM1, Class E, 6.12%, 1/15/2034 ‡ (a) (g)	2,545	2,357
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 6.02%, 12/15/2037 ‡ (a) (g)	200	190
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.90%, 1/10/2036 ‡ (a) (g)	400	384
Series 2019-PRM, Class C, 3.90%, 5/10/2036 ‡ (a)	1,750	1,724
Series 2019-PRM, Class D, 4.35%, 5/10/2036 ‡ (a)	2,144	2,119

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-PRM, Class E, 4.89%, 5/10/2036 ‡ (a) (g)	1,000	993
Series 2014-GC23, Class C, 4.58%, 7/10/2047 ‡ (g)	5,000	4,697
Series 2015-GC27, Class B, 3.77%, 2/10/2048	3,900	3,551
Series 2015-GC27, Class C, 4.56%, 2/10/2048 ‡ (g)	10,337	9,360
Series 2015-GC29, Class C, 4.28%, 4/10/2048 ‡ (g)	3,600	3,302
Series 2015-GC31, Class C, 4.17%, 6/10/2048 ‡ (g)	530	465
Series 2015-GC33, Class B, 4.73%, 9/10/2058 ‡ (g)	3,500	3,244
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (g)	3,370	2,974
Series 2014-CR14, Class B, 4.73%, 2/10/2047 ‡ (g)	4,522	4,338
Series 2014-UBS3, Class B, 4.31%, 6/10/2047 ‡	2,000	1,903
Series 2014-CR19, Class D, 4.85%, 8/10/2047 ‡ (a) (g)	3,291	2,969
Series 2014-UBS5, Class C, 4.77%, 9/10/2047 ‡ (g)	2,750	2,470
Series 2014-CR20, Class C, 4.61%, 11/10/2047 ‡ (g)	1,000	922
Series 2014-CR21, Class D, 4.07%, 12/10/2047 ‡ (a) (g)	4,000	3,319
Series 2015-CR23, Class D, 4.42%, 5/10/2048 ‡ (g)	2,000	1,686
Series 2015-LC21, Class D, 4.47%, 7/10/2048 ‡ (g)	1,000	850
Series 2015-CR25, Class B, 4.67%, 8/10/2048 ‡ (g)	5,899	5,481
Series 2015-CR26, Class B, 4.62%, 10/10/2048 ‡ (g)	2,550	2,383
Series 2015-PC1, Class B, 4.43%, 7/10/2050 ‡ (g)	3,150	2,908
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 5.10%, 5/15/2036 ‡ (a) (g)	1,200	1,178
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.71%, 11/15/2048 ‡ (g)	2,973	2,445
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 5.55%, 1/25/2051 (a) (g)	511	477
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K027, Class X1, IO, 0.87%, 1/25/2023 (g)	857	—
Series K034, Class X1, IO, 0.16%, 7/25/2023 (g)	153,840	56
Series K033, Class X1, IO, 0.40%, 7/25/2023 (g)	47,917	60
Series KC03, Class X1, IO, 0.63%, 11/25/2024 (g)	55,644	560
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (g)	35,816	672
Series K734, Class X3, IO, 2.24%, 7/25/2026 (g)	40,000	2,504
Series KC05, Class X1, IO, 1.35%, 6/25/2027 (g)	28,029	864
Series K068, Class X1, IO, 0.56%, 8/25/2027 (g)	237,763	4,046
Series K739, Class X1, IO, 1.32%, 9/25/2027 (g)	64,673	2,841
Series K078, Class X1, IO, 0.22%, 6/25/2028 (g)	49,409	303
Series K090, Class X3, IO, 2.39%, 10/25/2029 (g)	32,598	3,707
Series K112, Class X1, IO, 1.54%, 5/25/2030 (g)	24,924	2,061
Series K723, Class X3, IO, 1.97%, 10/25/2034 (g)	7,401	113
Series K-1516, Class X1, IO, 1.63%, 5/25/2035 (g)	8	1
Series Q012, Class X, IO, 4.13%, 9/25/2035 (g)	13,162	2,581
Series K028, Class X3, IO, 1.70%, 6/25/2041 (g)	145,000	817
Series K054, Class X3, IO, 1.65%, 4/25/2043 (g)	3,700	157
Series K068, Class X3, IO, 2.13%, 10/25/2044 (g)	3,368	267
Series K059, Class X3, IO, 1.98%, 11/25/2044 (g)	5,700	355
Series K061, Class X3, IO, 2.05%, 12/25/2044 (g)	2,775	181
Series K070, Class X3, IO, 2.11%, 12/25/2044 (g)	16,537	1,363
Series K072, Class X3, IO, 2.21%, 12/25/2045 (g)	1,200	105
Series K087, Class X3, IO, 2.40%, 1/25/2046 (g)	14,050	1,540
Series K097, Class X3, IO, 2.09%, 9/25/2046 (g)	20,477	2,132

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K082, Class X3, IO, 2.29%, 10/25/2046 (g)	8,700	887
Series K104, Class X3, IO, 1.96%, 2/25/2047 (g)	25,300	2,606
Series K088, Class X3, IO, 2.43%, 2/25/2047 (g)	10,500	1,214
Series K735, Class X3, IO, 2.23%, 5/25/2047 (g)	40,532	2,513
Series K093, Class X3, IO, 2.28%, 5/25/2047 (g)	50,000	5,563
Series K092, Class X3, IO, 2.33%, 5/25/2047 (g)	39,434	4,476
Series K095, Class X3, IO, 2.17%, 8/25/2047 (g)	25,000	2,696
Series K736, Class X3, IO, 2.08%, 9/25/2047 (g)	50,000	3,032
Series K099, Class X3, IO, 2.02%, 10/25/2047 (g)	13,745	1,396
Series K105, Class X3, IO, 2.04%, 3/25/2048 (g)	40,058	4,365
Series K111, Class X3, IO, 3.29%, 4/25/2048 (g)	15,644	2,802
Series K110, Class X3, IO, 3.52%, 6/25/2048 (g)	15,544	2,930
Series K112, Class X3, IO, 3.11%, 7/25/2048 (g)	8,600	1,414
Series K114, Class X3, IO, 2.83%, 8/25/2048 (g)	10,750	1,635
Series K115, Class X3, IO, 3.06%, 9/25/2048 (g)	21,273	3,504
Series K125, Class X3, IO, 2.75%, 2/25/2049 (g)	15,690	2,420
FNMA ACES
Series 2020-M10, Class X1, IO, 1.91%, 12/25/2030 (g)	48,402	4,983
Series 2019-M21, Class X2, IO, 1.42%, 2/25/2031 (g)	30,533	2,391
FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.13%, 4/25/2032 (g)	70,958	3,900
FREMF Series 2018-KF46, Class B, 5.75%, 3/25/2028 (a) (g)	151	147
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.87%, 7/25/2024 (a) (g)	2,000	1,902
Series 2017-KF36, Class B, 6.45%, 8/25/2024 (a) (g)	2,170	2,165
Series 2017-KF34, Class B, 6.50%, 8/25/2024 (a) (g)	2,974	2,967
Series 2017-KF38, Class B, 6.30%, 9/25/2024 (a) (g)	59	58
Series 2017-KF39, Class B, 6.30%, 11/25/2024 (a) (g)	99	98
Series 2018-KF42, Class B, 6.00%, 12/25/2024 (a) (g)	968	945
Series 2018-KF53, Class B, 5.85%, 10/25/2025 (g)	369	366
Series 2019-KC03, Class B, 4.52%, 1/25/2026 (a) (g)	5,000	4,663
Series 2019-KF60, Class B, 6.15%, 2/25/2026 (a) (g)	1,164	1,084
Series 2019-KF62, Class B, 5.85%, 4/25/2026 (a) (g)	231	226
Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (g)	7,600	6,732
Series 2013-K31, Class C, 3.74%, 7/25/2046 (a) (g)	3,000	2,956
Series 2013-K34, Class B, 3.85%, 9/25/2046 (a) (g)	1,000	982
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (g)	2,000	1,920
Series 2017-K726, Class C, 4.14%, 7/25/2049 (a) (g)	2,300	2,217
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (g)	200	191
Series 2017-K729, Class C, 3.80%, 11/25/2049 (a) (g)	3,000	2,830
Series 2018-K730, Class C, 3.92%, 2/25/2050 (a) (g)	3,000	2,830
Series 2017-K728, Class B, 3.77%, 11/25/2050 (a) (g)	1,825	1,755
GNMA
Series 2015-115, IO, 0.48%, 7/16/2057 (g)	1,625	35
Series 2017-54, IO, 0.68%, 12/16/2058 (g)	3,879	151
Series 2017-23, IO, 0.61%, 5/16/2059 (g)	1,318	46
GS Mortgage Securities Corp. II Series 2013-GC10, Class C, 4.29%, 2/10/2046 ‡ (a) (g)	3,291	3,274
GS Mortgage Securities Trust
Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	2,000	1,876

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2013-GC12, Class D, 4.56%, 6/10/2046 ‡ (a) (g)	2,000	1,930
Series 2016-GS3, Class C, 4.11%, 10/10/2049 ‡ (g)	4,085	3,554
Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (a) (g)	2,250	1,651
Series 2015-GC30, Class C, 4.20%, 5/10/2050 ‡ (g)	3,695	3,296
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡ (a)	3,500	3,218
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C, 4.80%, 4/15/2047 ‡ (g)	2,000	1,890
Series 2015-C30, Class C, 4.37%, 7/15/2048 ‡ (g)	7,732	6,804
Series 2015-C31, Class B, 4.78%, 8/15/2048 ‡ (g)	4,410	4,082
Series 2015-C31, Class C, 4.78%, 8/15/2048 ‡ (g)	3,360	3,058
Series 2016-C1, Class D1, 4.39%, 3/17/2049 ‡ (a) (g)	4,600	3,939
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.68%, 3/15/2050 ‡ (a) (g)	3,725	2,889
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.17%, 12/15/2046 ‡ (a) (g)	1,165	1,098
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, 4.88%, 12/15/2037 ‡ (a) (g)	1,125	1,062
Series 2021-KDIP, Class D, 5.13%, 12/15/2037 ‡ (a) (g)	825	770
Series 2021-KDIP, Class E, 5.43%, 12/15/2037 ‡ (a) (g)	750	694
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 4.67%, 5/15/2036 (a) (g)	950	937
Life Mortgage Trust Series 2021-BMR, Class C, 4.97%, 3/15/2038 ‡ (a) (g)	2,757	2,598
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 5.48%, 4/15/2038 ‡ (a) (g)	2,250	2,120
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.23%, 2/15/2047 ‡ (a) (g)	1,627	1,541
Series 2014-C15, Class C, 5.05%, 4/15/2047 (g)	300	287
Series 2014-C17, Class C, 4.64%, 8/15/2047 ‡ (g)	5,411	5,051
Series 2014-C17, Class D, 4.88%, 8/15/2047 ‡ (a) (g)	2,000	1,812
Series 2014-C18, Class B, 4.58%, 10/15/2047 ‡ (g)	6,000	5,657
Series 2014-C18, Class C, 4.62%, 10/15/2047 ‡ (g)	4,366	4,044
Series 2015-C20, Class C, 4.60%, 2/15/2048 ‡ (g)	5,400	4,996
Series 2015-C24, Class D, 3.26%, 5/15/2048 ‡ (a)	3,150	2,636
Series 2015-C24, Class C, 4.48%, 5/15/2048 ‡ (g)	2,060	1,875
Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (g)	2,577	2,218
Series 2015-C23, Class D, 4.28%, 7/15/2050 ‡ (a) (g)	2,000	1,703
Morgan Stanley Capital I Trust
Series 2018-SUN, Class B, 5.07%, 7/15/2035 ‡ (a) (g)	250	241
Series 2015-MS1, Class B, 4.16%, 5/15/2048 ‡ (g)	5,450	5,037
Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053 (g)	21,159	2,159
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,393
Series 2019-PARK, Class B, 2.72%, 12/15/2036 ‡ (a)	6,000	5,435
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,777
Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	7,500	6,608
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	275	240
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 5.53%, 11/15/2036 ‡ (a) (g)	3,600	3,416
Series 2021-LIH, Class C, 5.83%, 11/15/2036 ‡ (a) (g)	2,200	2,065
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (g)	1,167	1,114
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (g)	4,490	3,721

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048 ‡	2,500	2,178
Series 2015-C29, Class C, 4.36%, 6/15/2048 ‡ (g)	3,750	3,410
Series 2018-C43, Class A3, 3.75%, 3/15/2051	1,001	941
Series 2015-LC22, Class D, 4.71%, 9/15/2058 ‡ (g)	10,106	8,684
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 ‡ (g)	150	147
Series 2013-C12, Class B, 3.86%, 3/15/2048 (g)	150	148
Series 2014-C22, Class C, 3.92%, 9/15/2057 (g)	8,583	7,915
Series 2014-C22, Class D, 4.06%, 9/15/2057 ‡ (a) (g)	1,000	837
Series 2014-C22, Class B, 4.37%, 9/15/2057 ‡ (g)	3,000	2,847
Total Commercial Mortgage-Backed Securities (Cost $381,224)		338,749
Collateralized Mortgage Obligations — 4.8%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	165	142
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	129	121
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (g)	558	516
Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a) (g)	1,060	833
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 ‡ (a) (g)	4,000	3,576
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (e)	7,538	7,133
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (g)	95	87
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (g)	216	200
CFMT LLC
Series 2021-HB5, Class M1, 1.37%, 2/25/2031 ‡ (a) (g)	2,550	2,373
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (g)	3,000	2,765
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	561	359
Series 2006-HYB2, Class 2A1B, 3.17%, 4/20/2036 (g)	88	78
CIM Trust Series 2019-INV2, Class A11, 4.54%, 5/25/2049 ‡ (a) (g)	89	87
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 6.12%, 10/25/2039 ‡ (a) (g)	221	220
Series 2021-R03, Class 1M2, 5.17%, 12/25/2041 ‡ (a) (g)	9,450	8,721
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	780	683
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (g)	5,011	4,691
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 4.77%, 10/25/2047 (g)	720	565
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1, 9.77%, 7/25/2050 (a) (g)	7,595	7,762
FHLMC Structured Agency Credit Risk Debt Notes Series 2019-CS03, Class M1, 4.02%, 10/25/2032 (a) (g)	1,421	1,417
FHLMC, REMIC
Series 3036, Class NE, 5.00%, 9/15/2035	96	97
Series 3294, Class NE, 5.50%, 3/15/2037	208	214
Series 3820, Class GJ, 3.50%, 12/15/2039	12	12
Series 3878, Class PL, 4.50%, 11/15/2040	13,513	13,496
Series 4012, Class GS, IF, IO, 2.63%, 3/15/2042 (g)	4,974	584
Series 4338, Class SA, IF, IO, 2.13%, 5/15/2044 (g)	4,469	482
Series 4477, Class SA, IF, IO, 2.28%, 5/15/2045 (g)	4,371	506

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4505, Class SA, IF, IO, 2.28%, 8/15/2045 (g)	3,882	406
Series 4681, Class SD, IF, IO, 2.28%, 5/15/2047 (g)	328	41
Series 4925, Class SH, IF, IO, 2.08%, 10/25/2049 (g)	8,429	809
Series 4954, Class SB, IF, IO, 2.03%, 2/25/2050 (g)	8,416	876
Series 5021, Class MI, IO, 3.00%, 10/25/2050	28,175	4,548
Series 4632, Class MA, 4.00%, 8/15/2054	5,976	5,836
Series 4634, Class MD, 5.00%, 11/15/2054	10,946	10,982
Series 4630, Class MA, 4.00%, 1/15/2055	8,984	8,808
Series 4839, Class WS, IF, IO, 2.23%, 8/15/2056 (g)	12,979	1,628
FHLMC, STRIPS
Series 267, Class S5, IF, IO, 2.13%, 8/15/2042 (g)	3,606	274
Series 342, Class S7, IF, IO, 2.24%, 2/15/2045 (g)	1,596	172
FNMA, Connecticut Avenue Securities
Series 2017-C07, Class 2M2, 6.54%, 5/25/2030 (g)	3,305	3,335
Series 2021-R02, Class 2M2, 5.52%, 11/25/2041 (a) (g)	6,500	5,850
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,025	107
Series 2014-84, Class KA, 3.00%, 11/25/2040	29	28
Series 2015-85, Class SA, IF, IO, 1.60%, 11/25/2045 (g)	3,636	331
Series 2016-74, Class GS, IF, IO, 1.98%, 10/25/2046 (g)	1,872	223
Series 2017-13, Class AS, IF, IO, 2.03%, 2/25/2047 (g)	437	51
Series 2017-31, Class SG, IF, IO, 2.08%, 5/25/2047 (g)	8,794	1,007
Series 2017-47, Class ST, IF, IO, 2.08%, 6/25/2047 (g)	455	56
Series 2017-69, Class SH, IF, IO, 2.18%, 9/25/2047 (g)	365	46
Series 2018-27, Class SE, IF, IO, 2.18%, 5/25/2048 (g)	818	111
Series 2019-31, Class S, IF, IO, 2.03%, 7/25/2049 (g)	4,598	447
Series 2019-42, Class SK, IF, IO, 2.03%, 8/25/2049 (g)	3,687	408
Series 2022-42, Class EA, 3.75%, 6/25/2052	76,614	73,727
FWD Securitization Trust
Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (g)	231	208
Series 2019-INV1, Class M1, 3.48%, 6/25/2049 ‡ (a) (g)	500	392
GNMA
Series 2010-166, Class SD, IF, IO, 2.08%, 12/20/2040 (g)	647	85
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	307	52
Series 2015-123, Class SE, IF, IO, 1.78%, 9/20/2045 (g)	4,551	386
Series 2016-108, Class SM, IF, IO, 2.16%, 8/20/2046 (g)	812	92
Series 2016-146, Class NS, IF, IO, 2.16%, 10/20/2046 (g)	1,037	122
Series 2017-80, Class AS, IF, IO, 2.26%, 5/20/2047 (g)	774	93
Series 2017-93, Class SE, IF, IO, 2.26%, 6/20/2047 (g)	831	81
Series 2017-117, Class SB, IF, IO, 2.26%, 8/20/2047 (g)	652	79
Series 2017-134, Class SD, IF, IO, 2.26%, 9/20/2047 (g)	877	103
Series 2017-155, Class KS, IF, IO, 2.26%, 10/20/2047 (g)	819	79
Series 2017-163, Class HS, IF, IO, 2.26%, 11/20/2047 (g)	3,297	326
Series 2017-180, Class SD, IF, IO, 2.26%, 12/20/2047 (g)	887	88
Series 2018-36, Class SG, IF, IO, 2.26%, 3/20/2048 (g)	837	98
Series 2018-46, Class AS, IF, IO, 2.26%, 3/20/2048 (g)	4,865	501
Series 2018-139, Class SB, IF, IO, 2.21%, 10/20/2048 (g)	6,899	806
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (g)	2,812	2,650

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a) (g)	3,041	2,448
NYMT Loan Trust
Series 2020-SP2, Class A1, 2.94%, 10/25/2060 (a) (g)	1,812	1,737
Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (e)	5,054	4,493
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (g)	2,737	2,500
Series 2021-4, Class A1, 1.87%, 4/25/2026 (a) (e)	9,972	8,853
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (e)	4,368	3,926
Series 2021-8, Class A1, 1.74%, 9/25/2026 (a) (g)	5,498	4,943
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (e)	6,876	6,323
RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—	—
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 4.42%, 7/25/2046 (g)	1,022	697
Verus Securitization Trust Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a) (g)	600	471
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (e)	6,622	5,963
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 3.31%, 5/25/2035 (g)	61	59
Total Collateralized Mortgage Obligations (Cost $249,700)		226,481
Foreign Government Securities — 0.9%
Dominican Republic Government Bond
5.50%, 2/22/2029 (c)	1,600	1,471
4.50%, 1/30/2030 (a)	7,040	5,976
Federal Republic of Nigeria
7.63%, 11/21/2025 (c)	700	644
6.50%, 11/28/2027 (c)	9,900	7,858
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (c)	2,400	2,313
4.95%, 7/7/2025 (a)	3,220	3,103
Islamic Republic of Pakistan 6.00%, 4/8/2026 (a)	3,336	1,368
Lebanese Republic 6.38%, 3/9/2020 (f)	4,362	253
Republic of Angola
9.50%, 11/12/2025 (c)	900	917
8.25%, 5/9/2028 (c)	2,000	1,857
Republic of Costa Rica 4.25%, 1/26/2023 (c)	1,000	996
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (c)	4,600	4,410
5.75%, 12/31/2032 (c) (e)	2,069	2,001
Republic of Ecuador
5.50%, 7/31/2030 (c) (e)	1,950	1,181
5.50%, 7/31/2030 (a) (e)	634	384
2.50%, 7/31/2035 (c) (e)	2,310	1,006
Republic of Iraq 6.75%, 3/9/2023 (c)	5,900	5,811
Total Foreign Government Securities (Cost $52,899)		41,549
Loan Assignments — 0.4% (b) (h)
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 3/31/2028	2,963	2,725

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.07%, 8/4/2027	1,206	1,178
Electrical Equipment — 0.0% ^
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 6.55%, 3/2/2027	1,078	1,050
Internet & Direct Marketing Retail — 0.1%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 6.82%, 10/10/2025	2,829	2,741
IT Services — 0.0% ^
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 7.82%, 9/13/2024	2,027	1,970
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.41%, 10/8/2027	1,215	1,185
Personal Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 7.42%, 10/1/2026	2,432	2,306
Road & Rail — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 6.64%, 7/21/2028	1,794	1,684
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 6.64%, 7/21/2028	667	626
		2,310
Software — 0.0% ^
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 7.86%, 12/1/2027	2,063	2,000
Specialty Retail — 0.0% ^
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.84%, 10/19/2027	1,078	1,037
Total Loan Assignments (Cost $19,315)		18,502
Municipal Bonds — 0.1% (g) (i)
California — 0.1%
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035(Cost $3,085)	53,731	3,030
	SHARES (000)
Common Stocks — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Chord Energy Corp.	5	738
EP Energy Corp. ‡ *	2	11
Gulfport Energy Corp. *	20	1,636
		2,385
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	15	379
Total Common Stocks (Cost $2,022)		2,764
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 11/28/2022 ‡ (d) (j) (k)(Cost $46)	—	284

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	3	—
	SHARES (000)
Short-Term Investments — 4.2%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.02% (l) (m) (Cost $119,747)	119,735	119,771
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.7%
U.S. Treasury Bills
3.20%, 12/22/2022 (n)	50,000	49,896
3.94%, 1/19/2023 (n)	15,120	15,039
3.32%, 3/2/2023 (n) (o)	15,852	15,681
Total U.S. Treasury Obligations (Cost $80,668)		80,616
Total Short-Term Investments (Cost $200,415)		200,387
Total Investments — 99.6% (Cost $5,099,639)		4,697,845
Other Assets Less Liabilities — 0.4%		18,237
NET ASSETS — 100.0%		4,716,082

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2022.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(f)	Defaulted security.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(h)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Security is an interest bearing note with preferred security characteristics.
(k)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2022.

(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of November 30, 2022.
(n)	The rate shown is the effective yield as of November 30, 2022.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	60	03/22/2023	USD	7,659	75
U.S. Treasury 5 Year Note	5,384	03/31/2023	USD	585,762	4,020
					4,095
Short Contracts
U.S. Treasury 10 Year Note	(2,730)	03/22/2023	USD	(310,665)	(2,394)
U.S. Treasury 10 Year Ultra Note	(1,294)	03/22/2023	USD	(155,543)	(1,580)
U.S. Treasury Ultra Bond	(73)	03/22/2023	USD	(10,017)	(233)
U.S. Treasury 2 Year Note	(562)	03/31/2023	USD	(115,522)	(391)
					(4,598)
					(503)

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 61,500	2,822	(4,590)	(1,768)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$673,122	$209,430	$882,552
Collateralized Mortgage Obligations	—	204,595	21,886	226,481
Commercial Mortgage-Backed Securities	—	149,178	189,571	338,749
Common Stocks
Oil, Gas & Consumable Fuels	2,374	—	11	2,385
Wireless Telecommunication Services	—	—	379	379
Total Common Stocks	2,374	—	390	2,764
Convertible Bonds	—	—	284	284
Corporate Bonds
Aerospace & Defense	—	29,076	—	29,076
Airlines	—	5,527	—	5,527
Auto Components	—	14,274	—	14,274
Automobiles	—	27,131	—	27,131
Banks	—	710,614	—	710,614
Beverages	—	1,303	—	1,303
Biotechnology	—	2,469	—	2,469
Building Products	—	8,150	—	8,150
Capital Markets	—	220,643	—	220,643
Chemicals	—	27,790	—	27,790
Commercial Services & Supplies	—	16,277	—	16,277
Communications Equipment	—	4,420	—	4,420
Construction & Engineering	—	3,993	—	3,993
Consumer Finance	—	103,126	—	103,126
Containers & Packaging	—	16,216	—	16,216
Diversified Consumer Services	—	587	—	587
Diversified Financial Services	—	17,002	—	17,002
Diversified Telecommunication Services	—	27,992	—	27,992
Electric Utilities	—	64,113	—	64,113
Energy Equipment & Services	—	5,771	—	5,771
Entertainment	—	13,418	—	13,418
Equity Real Estate Investment Trusts (REITs)	—	5,516	—	5,516
Food & Staples Retailing	—	7,147	—	7,147
Food Products	—	36,767	—	36,767
Health Care Equipment & Supplies	—	3,030	—	3,030
Health Care Providers & Services	—	29,660	—	29,660
Hotels, Restaurants & Leisure	—	25,451	—	25,451
Household Durables	—	16,836	—	16,836
Household Products	—	6,851	—	6,851
Independent Power and Renewable Electricity Producers	—	3,187	—	3,187

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Insurance	$—	$16,992	$—	$16,992
Internet & Direct Marketing Retail	—	3,150	—	3,150
IT Services	—	3,537	—	3,537
Leisure Products	—	760	—	760
Life Sciences Tools & Services	—	763	—	763
Machinery	—	1,225	—	1,225
Media	—	46,898	—	46,898
Metals & Mining	—	15,088	—	15,088
Multiline Retail	—	4,836	—	4,836
Multi-Utilities	—	4,309	—	4,309
Oil, Gas & Consumable Fuels	—	101,623	2	101,625
Personal Products	—	3,810	—	3,810
Pharmaceuticals	—	13,799	—	13,799
Real Estate Management & Development	—	3,749	—	3,749
Road & Rail	—	29,727	—	29,727
Semiconductors & Semiconductor Equipment	—	25,357	—	25,357
Software	—	4,990	—	4,990
Specialty Retail	—	15,846	—	15,846
Technology Hardware, Storage & Peripherals	—	829	—	829
Textiles, Apparel & Luxury Goods	—	854	—	854
Thrifts & Mortgage Finance	—	61,387	—	61,387
Tobacco	—	16,569	—	16,569
Trading Companies & Distributors	—	39,872	—	39,872
Wireless Telecommunication Services	—	4,165	—	4,165
Total Corporate Bonds	—	1,874,472	2	1,874,474
Foreign Government Securities	—	41,549	—	41,549
Loan Assignments	—	18,502	—	18,502
Mortgage-Backed Securities	—	522,546	—	522,546
Municipal Bonds	—	3,030	—	3,030
Rights	—	—	—(a)	—(a)
U.S. Treasury Obligations	—	586,527	—	586,527
Short-Term Investments
Investment Companies	119,771	—	—	119,771
U.S. Treasury Obligations	—	80,616	—	80,616
Total Short-Term Investments	119,771	80,616	—	200,387
Total Investments in Securities	$122,145	$4,154,137	$421,563	$4,697,845
Appreciation in Other Financial Instruments
Futures Contracts	$4,095	$—	$—	$4,095
Depreciation in Other Financial Instruments
Futures Contracts	(4,598)	—	—	(4,598)
Swaps	—	(4,590)	—	(4,590)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(503)	$(4,590)	$—	$(5,093)

(a)	Amount rounds to less than one thousand.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$263,343	$(4,378)	$(13,756)	$(27)	$3,591	$(89,600)	$36,927	$(11,728)	$25,058	$209,430
Collateralized Mortgage Obligations	35,623	(381)	(1,908)	(1)	—	(12,016)	569	—	—	21,886
Commercial Mortgage-Backed Securities	362,858	(10,733)	(11,294)	(275)	—	(114,880)	6,418	(17,465)	(25,058)	189,571
Common Stocks	505	113	(233)	—	—	(146)	151	—	—	390
Convertible Bonds	241	—	43	—	—	—	—	—	—	284
Corporate Bonds	—(b)	—	2	—	16	(16)	—	—	—	2
Rights	—(b)	—	—	—	—	—	—	—	—	—(b)
Total	$662,570	$(15,379)	$(27,146)	$(303)	$3,607	$(216,658)	$44,065	$(29,193)	$—	$421,563

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Commercial Mortgage-Backed Securities and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(31,594).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$182,254	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (16.53%)
			Constant Default Rate	0.00% - 1.77% (0.00%)
			Yield (Discount Rate of Cash Flows)	5.61% - 10.42% (7.66%)

Asset-Backed Securities	182,254
	21,886	Discounted Cash Flow	Constant Prepayment Rate	6.00% -50.00% (21.91%)
			Constant Default Rate	0.00% - 0.11% (0.02%)
			Yield (Discount Rate of Cash Flows)	5.12% - 9.70% (7.78%)

Collateralized Mortgage Obligation	21,886
	189,570	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.55%)
			Yield (Discount Rate of Cash Flows)	5.37% - 50.03% (9.12%)

Commercial Mortgage- Backed Securities	189,570

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	284	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	284
Total	$393,994

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2022, the value of these investments was $27,569. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.02% (a) (b)	$1,203,194	$3,487,709	$4,571,048	$(159)	$75	$119,771	119,735	$4,023	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.